Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Jun. 21, 2011
Consolidated Balance Sheet [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,354,775	58,354,775	79,800,000
Common stock, shares outstanding	58,354,775	58,354,775	79,800,000